UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21984

Central Park Group Multi-Event Fund

(Exact name of registrant as specified in charter)

805 Third Avenue, 18th Floor
New York, NY 10022
(Address of principal executive office) (Zip code)

Gemini Fund Services, LLC
450 Wireless Blvd.,
Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 317-9200

Date of fiscal year end: 10/31

Date of reporting period: 1/31/12

Item 1. Schedule of Investments.

CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012

Shares	Type	Fair Value ($)
	COMMON STOCK - 12.1%
	AEROSPACE/DEFENSE - 0.9%
4,500	Goodrich Corp.	$ 561,375

	BIOTECHNOLOGY - 0.4%
3,600	Illumina Inc. (a)	186,336
3,600	Inhibitex Inc. (a)	91,908
		278,244
	CHEMICALS - 0.9%
1,400	Georgia Gulf Corp. (a)	49,070
18,000	Solutia, Inc. (a)	495,000
		544,070
	DIVERSIFIED FINANCIAL SERVICES - 0.0%
102	Capmark Financial Group, Inc. (a)	1,969

	ELECTRIC - 0.3%
5,300	Constellation Energy Group, Inc.	193,079

	ELECTRONICS - 0.2%
1,800	Thomas & Betts Corp. (a)	128,502

	HEALTHCARE-SERVICES - 0.5%
249,929	Alliance HealthCare Services, Inc. (a)	284,919

	INSURANCE - 1.5%
5,400	Delphi Financial Group, Inc.	240,354
11,900	Transatlantic Holdings, Inc.	659,855
		900,209
	INTERNET - 0.8%
3,600	Blue Coat Systems, Inc. (a)	92,736
42,895	S1 Corp. (a)	418,655
		511,391
	MINING - 0.2%
3,000	Gold Reserve, Inc. (a)	9,120
6,000	Minefinders Corp. (a)	84,938
1,000	Vulcan Materials Co.	43,860
		137,918
	OIL & GAS - 0.0%
4,500	Connacher Oil and Gas Ltd. (a)	4,342

	OIL & GAS SERVICES - 0.7%
12,597	Complete Production Services, Inc. (a)	424,519

	PACKAGING & CONTAINERS - 0.4%
8,600	Temple-Inland, Inc.	274,254

	PHARMACEUTICALS - 0.2%
13,558	ISTA Pharmaceuticals, Inc. (a)	109,277

	PIPELINES - 0.8%
18,000	El Paso Corp.	483,660

CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

Shares	Type	Fair Value ($)
	SEMICONDUCTORS - 2.2%
4,000	Gennum Corp.	$ 53,641
11,100	Netlogic Microsystems, Inc. (a)	552,780
16,200	Novellus Systems, Inc. (a)	763,830
		1,370,251
	SOFTWARE - 1.3%
18,300	DemandTec, Inc. (a)	241,194
7,300	SuccessFactors, Inc. (a)	290,540
1,667,546	Trident Microsystems, Inc. (a)	250,132
		781,866
	TELECOMMUNICATIONS - 0.8%
12,300	Motorola Mobility Holdings, Inc. (a)	475,149

	TOTAL COMMON STOCK ( Cost - $7,280,413)	7,464,994

	PREFERRED STOCK - 2.5%
	REITS - 2.5%
20,177	Strategic Hotels & Resorts, Inc. Series B (a)	583,317
32,439	Strategic Hotels & Resorts, Inc. Series C (a)	933,594
	TOTAL PREFERRED STOCK ( Cost - $1,400,723)	1,516,911

	PRIVATE PLACEMENTS - 0.8%
522,584	JAM Recovery Fund LP (c,d,e)	485,605
	PRIVATE PLACEMENTS (Cost $522,584)

Par Value
	BANK LOANS - 25.5%
1,265,000	Eastman Kodak Co., 8.50%, 7/20/13 (c)	1,273,302
5,000,000	Ford Motor Co., 0.25%, 11/30/12 (c)	4,845,833
1,000,000	MF Global Bank Debt, 0.95%, 2/21/14 (c,f)	406,250
1,600,000	Radio One, 7.50%, 3/31/16 (c)	1,552,000
3,000,000	Tribal RC Bank Debt, 3.75%, 3/9/12 (c,f)	2,898,750
750,000	WR Grace Bank Debt, 5.25%, 5/4/20 (c,f)	1,391,250
750,000	WR Grace Bank Debt, 5.25%, 5/16/13 (c,f)	1,391,250
2,583,142	YRC Worldwide, Inc., 10.00%, 3/31/15 (c)	1,989,019
	BANK LOANS (Cost $15,759,934)	15,747,654

	CORPORATE BONDS - 20.9%
635,000	Boise Paper Holdings LLC, 8%, 4/1/20	680,244
145,042	Capmark Financial Group, Inc. Series A, 7%, 9/30/14	145,260
2,240,955	Capmark Financial Group, Inc. Series B, 9%, 9/30/15	2,274,569
1,350,000	Chesapeake Energy Corp., 2.25%, 12/15/38	1,074,937
2,000,000	First Data Corp., 10.55%, 9/24/15	1,978,000
1,000,000	Jeffries Group, Inc., 6.25%, 1/15/36	853,500
5,000,000	Lehman Brothers Holdings, 5.625%, 1/24/13 (f)	1,360,938
1,500,000	Mylan, Inc., 1.25%, 3/15/12	1,497,000
250,000	Nortel Networks Corp., 1.75%, 4/15/12 (f)	276,786
2,000,000	Nortel Networks Corp., 10.125%, 7/15/13 (f)	1,973,571
1,500,000	THQ, Inc., 5%, 8/15/14	766,125

	TOTAL CORPORATE BONDS ( Cost - $12,786,357)	12,880,930

CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

Contracts (g)	Type	Fair Value ($)
	PURCHASED OPTIONS - 0.3%
	Call Options - 0.3%
97	Goodrich Corp. May 2012 @ 110	$ 154,521
1,250	THQ, Inc. June 2012 @ 1	18,750
	TOTAL OPTIONS ( Cost - $171,417)	173,271
Shares
	SHORT-TERM INVESTMENTS - 62.0%
38,218,379	Union Bank of California Money Market Sweep (b)	38,218,379
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $38,218,379)

	TOTAL INVESTMENTS IN SECURITIES - 124.1% ( Cost - $76,139,806)	76,487,744

	INVESTMENTS IN SECURITIES AND EXCHANGE TRADED FUNDS SOLD SHORT

	SECURITIES SOLD SHORT - -24.3%
4,564	ACI Worldwide, Inc.	(138,654)
1,725	Alleghany Corp.	(499,129)
1,000,000	Chesapeake Energy Corp.	(1,032,500)
2,100	Eastman Chemical Co.	(105,672)
4,929	Exelon Corp.	(196,076)
2,000,000	First Data Corp.	(1,949,000)
500,000	Jacobs Entertainment	(476,042)
1,138,000	Jeffries Group, Inc.	(1,152,225)
7,737	Kinder Morgan, Inc.	(251,220)
18,225	Lam Research Corp.	(776,203)
500	Martin Marietta Materials, Inc.	(41,255)
1,000,000	MF Global Holdings	(312,500)
1,500	MGM Resorts International	(1,506,562)
1,750	NewPage Corp.	(1,165,208)
2,500,000	NRG Energy, Inc.	(2,596,094)
1,500,000	Obrigacoes de Tesouro	(1,247,466)
500,000	Obrigacoes de Tesouro	(545,548)
3,300	Pan American Silver Corp.	(75,212)
11,905	Superior Energy Services, Inc.	(339,412)
10,000	Whirlpool Corp.	(543,200)
	TOTAL SECURITIES SOLD SHORT (Proceeds - $14,923,478)	(14,949,178)

	EXCHANGE TRADED FUNDS SOLD SHORT - (-5.3%)
25,000	SPDR S&P 500 ETF Trust	(3,280,250)
	EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $3,088,191)

Contracts (g)	WRITTEN OPTIONS - (-0.2%)
	Call Option
14	Georgia Gulf Corp. February 2012 @ 30	(7,000)
97	Goodrich Corp. May 2012 @ 115	(108,640)
36	Illumina Inc. February 2012 @ 50	(7,740)
	TOTAL WRITTEN OPTIONS (Premium received -$122,262)	(123,380)

	TOTAL INVESTMENTS IN SECURITIES AND INVESTMENTS IN	$ 58,134,936
	SECURITIES SOLD SHORT - 94.3% ( Cost - $58,005,875) (h,i)
	OTHER ASSETS LESS LIABILITIES - 5.7%	3,484,025
	NET ASSETS - 100.0%	$ 61,618,961

CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depository Receipt

(a)	Non incoming producing
(b)	Security position is partially held in a segregated account as collateral for securities sold, not yet
	purchased, aggregating a total market value of $8,919,114
(c)	Fair Value Security. These securities represent 26.3% of the net assets as of January 31, 2012
(d)	Security restricted as to resale or transfer
(e)	Illiquid security
(f)	Security in default
(g)	Each Contract equivalent to 100 shares.
(h)	The Fund has categorized its investments in accordance with the "Fair Value Measurements and Disclosures"
	Topic 820 of the Accounting Standards Codification ('ASC 820').
(i)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes, including
	proceeds from securities sold short, exchange traded Funds sold short and written options, is substantially the
	same and differs from market value by net appreciation of securities as follows:

	Gross unrealized appreciation	$ 957,700
	Gross unrealized depreciation	(828,638)
	Net unrealized appreciation	$ 129,062

CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

The accounting and reporting policies of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), and are expressed in United States dollars.

Equity securities (common & preferred stock): Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depository Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term securities, with the exception of sweep vehicles valued at cost, and debt securities with less than 60 days to maturity are generally valued at amortized cost, which approximates fair value.Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Private securities: Private securities are valued at fair value. These securities are initially recorded at their original funded cost and subsequently adjusted based upon transactions or events occurring that directly affect the value of such securities. These securities may also be adjusted downward in the event that net realizable value is determined to be less than carrying value. The Fund’s investments in investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s investments in investment funds are carried at fair value as determined by the Fund’s pro rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and incentive fees or allocations payable to the investment funds’ managers or pursuant to the investment funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Trustees will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund’s financial statements.

If market quotations are not readily available, securities and options described above are valued at fair value as determined in good faith by, or at the supervision of, the Trustees. Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

CENTRAL PARK GROUP MULTI-EVENT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities

	Level 1		Level 2		Level 3	Total
Assets *	Investment Securities	Other Financial Instruments*	Investment Securities	Other Financial Instruments*	Investment Securities	Investment Securities	Other Financial Instruments
Common Stocks (1)	$ 7,464,994	$ -	$ -	$ -	$ -	$ 7,464,994	$ -
Preferred Stocks (1)	1,516,911	-	-	-	-	$ 1,516,911	$ -
Private Placements	-	-	-	-	485,605	$ 485,605	$ -
Bank Loans	-	-	-	-	15,747,654	$ 15,747,654	$ -
Corporate Bonds	-	-	12,880,930	-	-	$ 12,880,930	$ -
Purchased Options	173,271	-	-	-	-	$ 173,271	$ -
Short Term Investment	38,218,379	-	-	-	-	$ 38,218,379	$ -
Liabilities	-	-	-	-	-	$ -	$ -
Securities Sold Short (1)	(14,949,178)	-	-	-	-	$ (14,949,178)	$ -
Exchange Traded Funds Sold Short (1)	(3,280,250)	-	-	-	-	$ (3,280,250)	$ -
Written Options	(123,380)	-	-	-	-	$ (123,380)	$ -
Total	$ 29,020,747	$ -	$ 12,880,930	$ -	$ 16,233,259	$ 58,134,936	$ -
* Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments. These instruments are valued at the unrealized appreciation/depreciation on the instrument.

(1)Since all securities are Level 1 for these security types, a breakdown by industry is not shown above. Please refer to the Schedule of Portfolio
Investments for such a breakdown.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, credit quality and spreads, liquidity, expected maturity or call date, and security type.

For the current period there have been no transfers out of Level 3. The Fund assumes any transfers between levels occur at the beginning of the year. The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments	Balances as of October 31, 2011	Change in Unrealized Appreciation/ Depreciation*	Net Purchases (Sales)	Balance as of January 31, 2012
Private Placements	$ 562,604	$ (64,839)	$ (12,160)	$ 485,605
Bank Loans	-	(12,280)	$ 15,759,934	15,747,654
	$ 562,604	$ (77,119)	$ 15,747,774	$ 16,233,259
* Relates only to investments still held as of January 31, 2012.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Central Park Group Multi-Event Fund

By (Signature and Title)	_________________________________
Mitchell A. Tanzman, Principal Executive Officer

Date: 3/30/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	_________________________________
Mitchell A. Tanzman, Principal Executive Officer

Date: 3/30/2012

By (Signature and Title)	_______________________________
Michael Mascis, Principal Accounting Officer

Date: 3/30/2012